Details of Significant Accounts - Summary of Other Non Current Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Financial Assets [Line Items]
Other non-current assets	$ 3,985	$ 119,192	$ 66,872
Refundable Deposits
Disclosure Of Financial Assets [Line Items]
Other non-current assets	814	24,351	18,930
Prepaid Expense for Medical Research-non-current
Disclosure Of Financial Assets [Line Items]
Other non-current assets	669	20,000	20,000
Prepayments for Equipment
Disclosure Of Financial Assets [Line Items]
Other non-current assets	$ 2,502	$ 74,841	$ 27,942